SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2020
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Revenue Recognition

The Company currently recognizes revenue when it has persuasive evidence of a contract, performance obligations have been identified and satisfied, payment terms have been identified, and it is probable that the Company will collect the consideration it is entitled to.

On June 3, 2020, the Company entered into a license agreement (the “License Agreement”)with Medtronic, whereby the Company is providing exclusive access to certain IP rights relating to robotic assisted surgical technologies (see Note 8). The Company is accounting for the license fee at the point in time when the rights were transferred.

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Revenue from the License Agreement for intellectual property rights and know-how (“Royalty Payment”) is recognized when rights are granted and customer acceptance is established. Compensation received for the performance of technology transfer services relating to the License Agreement is accounted for separately from the Royalty Payment and will be recognized at the time the service is performed. (see Note 12)

On June 3, 2020, the Company also entered into a development and license agreement with Medtronic (the “Development Agreement”) that provides for the development of robotic assisted surgical technologies for use by both Titan and Medtronic in their respective businesses.  The Company’s entitlement to receive up to $31 million pursuant to the Development Agreement is conditional upon the completion of certain technology development milestones set forth in the Development Agreement. Due to the uncertainty of milestone achievements and entitlement of payments, the Company recognizes revenue only upon acceptance by the customer of work performed and the milestone achieved. (see Note 14)

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Revenue from the Development Agreement and the allocation of ownership and license rights developed under each milestone is recognized when the rights are granted, and customer acceptance is established.

(b)	Property, Plant and Equipment

Property, plant and equipment is recorded at cost less accumulated depreciation and accumulated impairment losses, if any. The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets, as follows:

Computer equipment	3 years

Furniture and fixtures	3 years

Leasehold improvements	Remaining term of the lease

(c)	Warrant Liability

Certain of the Company’s warrants have exercise prices that are not fixed and, in accordance with IAS 32, must be recorded as a derivative financial liability. This applies both in the case where the Company’s warrants are denominated in a currency (Canadian dollars or “CDN”) other than the Company’s functional currency (U.S. dollars), and when a warrant is issued with a cashless exercise option. In each case, these warrants are initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the period.

A proportional amount of costs associated with the issue of shares and warrants is allocated to the warrants and recorded through Net and Comprehensive Loss for the period. At each balance sheet date, the Company reviews the classification of each warrant liability to determine whether the appropriate classification remains with liabilities or requires reclassification to equity.

At each balance sheet date, the warrant liability of listed warrants is adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants is adjusted to fair value using the Black-Scholes model with the change in fair value recorded through Net and Comprehensive Loss for the period. Prior to March 31, 2019, the Black-Sholes model for the unlisted warrants was determined using a comparable warrant quoted in an active market, adjusted for differences in the terms of the warrant. Since March 31, 2019, it was determined that the comparable warrant was no longer an effective benchmark and the Company began to use the market price and volatility of the Company’s common shares adjusted for differences in the terms of the warrant.

(d)	Fair Value Measurement

The accounting guidance for fair value measurements prioritizes the inputs used in measuring fair value into the following hierarchy:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are directly or indirectly observable.

Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value of the warrant liability relating to listed and unlisted warrants is initially based on Level 2 significant observable inputs and at subsequent dates is adjusted using Level 1 inputs for listed warrants and Level 2 inputs for unlisted warrants.